CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 1,275	$ 867
Financial assets	1,121	698
Accounts receivable and other	2,041	1,925
Inventory	285	221
Assets, held for sale, recognised as of acquisition date	1,156	0
Current assets	5,878	3,711
Property, plant and equipment	28,005	31,584
Intangible assets other than goodwill	12,406	11,767
Investments accounted for using equity method	5,127	5,528
Investment property	563	518
Goodwill	6,811	6,634
Non-current financial assets	485	709
Other non-current assets	867	756
Deferred tax assets	136	124
Assets	60,278	61,331
Liabilities
Accounts payable and other	2,864	3,277
Corporate Borrowings, Current Portion	496	0
Current Non-recourse Borrowings And Current Portion of Non-current Non-recourse Borrowings	1,332	1,551
Financial liabilities	1,462	696
Liabilities included in disposal groups classified as held for sale	859	0
Current liabilities	7,013	5,524
Corporate borrowings	2,326	3,158
Non-current Portion Of Non-current Non-recourse Borrowings	18,667	18,469
Financial liabilities	1,432	2,678
Other liabilities	4,656	5,197
Deferred income tax liability	4,713	4,612
Preferred shares	20	20
Total liabilities	38,827	39,658
Partnership capital
Limited partners	4,275	4,233
General partner	20	19
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	1,703	1,687
Non-controlling interest, Class A shares of Brookfield Infrastructure Corporation, equity	643	638
Non-controlling interest, Exchange LP units, equity	11	12
Interest of others in operating subsidiaries	13,475	13,954
Preferred unitholders	1,324	1,130
Total partnership capital	21,451	21,673
Total liabilities and partnership capital	$ 60,278	$ 61,331